Income Taxes (Details) - Metu Brands, Inc [Member] - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Net operating loss carry forwards valuation available	$ 85,516	$ 23,235
Valuation Allowances	(29,075)	(3,485)
Deferred Tax Asset	29,075	3,485
Net Deferred Tax Asset	$ 0	$ 0